Label	Element	Value
Perritt Low Priced Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001286087_SupplementTextBlock	Perritt Low Priced Stock Fund (PLOWX) October 2, 2015 Supplement to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information each dated February 27, 2015
Risk/Return [Heading]	rr_RiskReturnHeading	Perritt Low Priced Stock Fund
Expense [Heading]	rr_ExpenseHeading	Perritt Low Priced Stock Fund Reduction of Operating Expense Limitation
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Perritt Capital Management, Inc. (the “investment adviser”) has agreed to a 0.11% reduction to the Total Annual Fund Operating Expenses After Waiver and Reimbursement of the Perritt Low Priced Stock Fund (the “Fund”).  Specifically, effective as of October 1, 2015, the investment adviser has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses of the Fund are not expected to exceed 1.39%.  This arrangement cannot be terminated prior to February 28, 2017 without the Board of Directors’ consent.

Therefore, the Fees and Expenses of the Fund table on page 11 of the Prospectus and on page 1 of the Summary Prospectus is hereby deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the “Financial Highlights” because the audited information in the “Financial Highlights” reflects the Fund’s operating expenses and does not include indirect expenses such as AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	The Fund’s Example on page 11 of the Prospectus and page 2 of the Summary Prospectus is hereby deleted and replaced with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The date of this Supplement is October 2, 2015. Please retain this Supplement for future reference.
Perritt Low Priced Stock Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged on shares held for 90 days or less)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.16%	[1]
Fees Waived and Expenses Reimbursed	rr_AcquiredFundFeesAndExpensesOverAssets	5.76%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.16%
Total Annual Fund Operating Expenses After Waiver and Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,204

[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE") that did not exceed 0.01% of the Fund's average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the "Financial Highlights" because the audited information in the "Financial Highlights" reflects the Fund's operating expenses and does not include indirect expenses such as AFFE.
[2]	Effective as of October 1, 2015, the investment adviser has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and AFFE) so that total annual operating expenses are not expected to exceed 1.39%. Prior to October 1, 2015, the expense limitation was 1.50%. This arrangement cannot be terminated prior to February 28, 2017 without the Board of Directors' (the "Board") consent. The investment adviser is permitted to recapture amounts waived and reimbursed within three years after the fiscal year in which the adviser earned the fee or incurred the expense if the total annual operating expenses have fallen to a level below the limit described above.